Subsequent Events	3 Months Ended	12 Months Ended
	Jun. 30, 2015	Mar. 31, 2015
Subsequent Events [Abstract]
Subsequent Events
7.	Subsequent Events

On July 13, 2015, the Company made its first payment of principal ($167) and unpaid accrued interest ($41) on the CollabrRx acquisition promissory notes payable.

On July 17, 2015, the Company filed an S-4 registration statement. The statement contained a preliminary joint proxy statement/prospectus for the plan of merger between CollabRx, Inc. and Medytox Solutions, Inc.

Note 15.	Subsequent Events

Therapy Finder Exclusive Agreement Termination

In June 2015, CollabRx and Everyday Health, Inc. expect to terminate the exclusive agreement to distribute two Therapy Finders and the CancerRx mobile app through MedPage Today.

The Medytox Solutions, Inc. Merger

On December 6, 2014, CollabRx, Inc. (“CollabRx” or the “Company”) and Medytox Solutions, Inc. (“Medytox”) entered into a non-binding letter of intent for a potential business combination between the companies (the “Letter of Intent”).  The Company pursued the business combination and engaged in, among other things, due diligence, the execution of a definitive agreement, obtaining necessary board of director and stockholder approvals and other customary conditions.  On April 15, 2015, the Company and Medytox entered into a definitive agreement.  Both parties are pursuing the consummation of the contemplated business combination.